FAIR VALUE MEASUREMENT (Narrative) (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Fair Value Disclosures [Abstract]
Notional amount of open call options	$ 7,774
Notional amount of open put options	$ 8,458